Concessions and Authorizations (Details 1) - Copel Geracao e Transmissao SA [Member] - Concession Agreement Or Authorization [Member]	12 Months Ended
Dec. 31, 2024
H P P Gov Ney Aminthas De Barros Braga Segredo [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	11.19.2054
H P P Gov Jose Richa Salto Caxias [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	11.19.2054
H P P Gov Pedro Viriato Parigot De Souza [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.03.2053
S H P Cavernoso II [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	12.06.2050
H P P Baixo Lguacu [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	30.00%
Maturity date	12.03.2049
H P P Gov Jayme Canet Junior Maua [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	51.00%
Maturity date	06.28.2049
H P P Colider [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.30.2046
H P P Cavernoso [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.23.2033
H P P Derivacao Do Rio Jordao [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.21.2032
W P P Palmas [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	29.09.2029
H P P Chamine [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.02.2028
U H E Guaricana [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	07.21.2028
H P P Apucaraninha [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.27.2027
H P P Sao Jorge [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	07.24.2026
T P P Figueira [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	03.26.2019
H G P Melissa H G P Pitangui And H G P Salto Do Vau [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
C G H P H P R 001501602 [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	—
H G P Chopim I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	—
Nova Asa Branca I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.25.2046
Nova Asa Branca I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.31.2046
Nova Asa Branca III [member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.31.2046
Nova Eurus I V [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.27.2046
Santa Maria [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.08.2047
Santa Helena [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.09.2047
Ventos De Santo Uriel [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.09.2047
G E Boa Vista [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.28.2046
G E Farol [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.20.2046
G E Olho Dagua [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.01.2046
G E Sao Bento Do Norte [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.19.2046
Esperanca Do Nordeste [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.11.2050
Paraiso Dos Ventos Do Nordeste [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.11.2050
Usina De Energia Eolica Jangada [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.05.2042
Maria Helena [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.05.2042
Usina De Energia Eolica Potiguar [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.11.2050
Usina De Energia Eolica Guajiru [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.05.2042
Usina De Energia Eolica Cutia [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.05.2042
Sao Bento Do Norte I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.04.2050
Sao Bento Do Norte I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.04.2050
Sao Bento Do Norte I I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.04.2050
Sao Miguel I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.04.2050
Sao Miguel I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.04.2050
Sao Miguel I I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.04.2050
Foz Do Chopim [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	35.80%
Maturity date	07.07.2034
S H P Bela Vista [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.02.2041
F D A Electricity Generation [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	11.19.2054
Jandaira I Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.02.2055
Jandaira I I Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.02.2055
Jandaira I I I Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.02.2055
Jandaira I V Energias Renovaveis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.02.2055
E O L Potiguar B 141 S P E S [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.11.2054
E O L Potiguar B 142 S P E S [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.14.2054
E O L Potiguar B 143 S P E S [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.14.2054
E O L Potiguar B 61 S P E S [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	12.06.2054
Ventos De Vila Paraiba I V S P E S [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.14.2054
E O L Aventura I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.05.2053
E O L Aventura I I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.11.2053
E O L Aventura I V [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.05.2053
E O L Aventura V [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.05.2053
E O L S R M N I S A [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.04.2053
E O L S R M N I I S A [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.04.2053
E O L S R M N I I I S A [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.04.2053
E O L S R M N I V S A [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.01.2053
E O L S R M N V S A [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	06.01.2053
Contract Transmission Facilities [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.01.2043
Next tariff review	2028 (b)
Contract Transmission Line Bateias Jaguariaiva [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.17.2031
Next tariff review	(a)
Contract Transmission Line Bateias Pilarzinho [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	03.17.2038
Next tariff review	2028 (c)
Contract Transmission Line Foz Do Iguacu Cascavel Oeste [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	11.19.2039
Next tariff review	2025
Contract Transmission Line Araraquara I I Taubate [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	10.06.2040
Next tariff review	2026
Contract Substation Cerquilho I I I [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	10.06.2040
Next tariff review	2026
Contract Transmission Line Londrina [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	08.27.2042
Next tariff review	2028
Contract Transmission Line Assis [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	02.25.2043
Next tariff review	2028 (c)
Contract Transmission Line Bateias [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.29.2044
Next tariff review	2029 (d)
Contract Transmission Line Foz Do Chopim [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	09.05.2044
Next tariff review	2025
Contract Transmission Line Assis Londrina [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	09.05.2044
Next tariff review	2025
Contract Transmission Line Curitiba Leste Blumenau [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	04.07.2046
Next tariff review	2026
Costa Oeste Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	01.12.2042
Next tariff review	2027
Caiua Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Marumbi Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	05.10.2042
Next tariff review	2027
Integracao Maranhense [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Matrincha Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Guaraciaba Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	49.00%
Maturity date	05.10.2042
Next tariff review	2027
Paranaiba Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	24.50%
Maturity date	05.02.2043
Next tariff review	2028 (c)
Mata De Santa Genebra [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	50.10%
Maturity date	05.14.2044
Next tariff review	2029 (d)
Cantareira Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	49.00%
Maturity date	09.05.2044
Next tariff review	2025
Uirapuru Transmissora [Member]
Disclosure of subsidiaries [line items]
Percentage of interest	100.00%
Maturity date	03.04.2035
Next tariff review	(a)